CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
Net loss	$ (9,974,000)	$ (10,074,000)	$ (20,444,000)	$ (17,861,000)
Other comprehensive gain (loss):
Foreign currency translation gain (loss)	38,000	(2,000)	47,000	50,000
Comprehensive loss	$ (9,936,000)	$ (10,076,000)	$ (20,397,000)	$ (17,811,000)
Rigetti Holdings Inc [Member]
Net loss					$ (38,241,499)	$ (26,127,496)
Other comprehensive gain (loss):
Foreign currency translation gain (loss)					(5,010)	72,136
Comprehensive loss					$ (38,246,509)	$ (26,055,360)